Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events Plan management evaluated subsequent events for the Plan through June 5, 2026, the date the financial statements were available to be issued.